Offerings - Offering: 1	Jul. 16, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, par value $000025 per share
Amount Registered | shares	12,543,915
Proposed Maximum Offering Price per Unit	117.54
Maximum Aggregate Offering Price	$ 1,474,411,769.10
Fee Rate	0.01381%
Amount of Registration Fee	$ 203,616.27
Offering Note	The registration fee is calculated in accordance with Rules 457(o) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Filing Fee Tables" in the registrant's Registration Statement on Form S-3 (File No. 333-281939), in accordance with Rules 456(b) and 457(r) under the Securities Act.